Revenue	12 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue
4. Revenue
Testing services revenue
Testing services revenue is generated from the KidneyIntelX platform, which provides analytical services to customers. Each individual test is a performance obligation that is satisfied at a point in time upon completion of the testing process (when results are reported) which is when control passes to the customer and revenue is recognized. During the year ended June 30, 2021, the Company recognized $0.4 million of testing services revenue. Sales tax and other similar taxes are excluded from revenues. There was no testing services revenue recognized in fiscal 2020 and 2019.
Pharmaceutical services revenue
Pharmaceutical services revenue is generated from the provision of analytical services to customers. Contracts with customers generally include an initial upfront payment and additional payments upon achieving performance milestones. The Company uses present right to payment and customer acceptance as indicators to determine the transfer of control to the customer which may occur at a point in time or over time depending on the individual contract terms. Sales tax and other similar taxes are excluded from revenues.
During the year ended June
30
,
2021
, the Company recognized $
0.5
 million of pharmaceutical services revenue where performance obligations are satisfied at a point in time. There was no
pharmaceutical services revenue recognized in fiscal
2020
and
2019
.
Professional services revenue
Professional services revenue consists of services related to the creation of a branded care navigation portal/pathway for use with KidneyIntelX. Revenue is recognized when control of the promised services is transferred to customers and the performance obligation is fulfilled in an amount that reflects the consideration that the Company expects to be entitled in exchange for those services. During the year ended June 30, 2021, the Company recognized $0.6 million of other services revenue where performance obligations are satisfied at a point in time. There was no professional services revenue recognized in fiscal 2020 and 2019.
Deferred revenue
Deferred revenue represents the allocated transaction price to the material right which will be recognized as revenue when the renewal options are exercised which is expected to occur over the next 24 months.
The following table summarizes the changes in deferred revenue:

	Year Ended June 30,
	2021	2020	2019
Balance, beginning of period	$—	$—	$—
Deferral of revenue	250	—	—
Revenue recognized	(128)	—	—
Balance, end of period	$122	$—	$—